UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8985

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: September 30

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

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ICA File Number: 811-08985
Reporting Period: 07/01/2004 - 06/30/2005
Citigroup Investments Corporate  Loan Fund Inc

================ CITIGROUP INVESTMENTS CORPORATE  LOAN FUND INC ================

GENTEK INC.

Ticker:       GK             Security ID:  37245X203
Meeting Date: MAY 6, 2005    Meeting Type: Annual
Record Date:  MAR 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John G. Johnson, Jr.      For       For        Management
1.2   Elect  Director Henry L. Druker           For       For        Management
1.3   Elect  Director Richard R. Russell        For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Citigroup Investments Corporate Loan Fund Inc.

Date: August 29, 2005